RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]	Such loans are summarized below.
2015
(In thousands)
Aggregate balance – January 1	$2,006
New loans and advances	0
Change in status	0
Payments	(139)
Ending balance	$1,867